PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8:-   PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$16,298	$13,560
Leasehold improvements	3,477	3,140
Office furniture and equipment	1,812	1,846

	21,587	18,546
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	11,309	9,000
Leasehold improvements	2,153	1,778
Office furniture and equipment	1,114	1,165

	14,576	11,943

Depreciated cost	$7,011	$6,603

Depreciation expenses for the years ended December 31, 2014, 2013 and 2012 were $2,746, $3,445 and $3,104, respectively.

In 2014, the Company commenced a project for a global roll-out of its Enterprise Resource Planning systems (“ERP”). The Company capitalizes costs incurred related to the system according to of FASB ASC 350-40, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. As of December 31, 2014 the Company capitalized an amount of $ 1,352 which are included in “Computers, software, manufacturing, laboratory equipment and demonstration equipment". As of December 31, 2014 the implementation was not yet completed and therefore the Company did not start the amortization of the ERP system.